Short-term borrowings	12 Months Ended
Dec. 31, 2012
Short-term borrowings [Abstract]
Short-term borrowings

13. Short-term borrowings

Short-term borrowings consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
From Financial institutions:

Industrial & Commercial Bank of China (note (i))	48,000,000	150,000,000	23,864,450
Agricultural Bank of China (note (ii))	163,200,000	273,200,000	43,465,119
Longjiang Bank (note (iii))	95,000,000	94,000,000	14,955,055
China Construction Bank (note (iv))	70,000,000	150,000,000	23,864,450
Agricultural Development Bank of China (note (v))	132,500,000	175,000,000	27,841,858

Total	508,700,000	842,200,000	133,990,932

The subsidiaries of the Company have short-term loans with various banks.

As of December 31, 2011, these loans totaled RMB 508,700,000. These loans are granted with the provision of corporate and personal guarantees jointly by the Company and secured by the Company's equipments and raw materials. All of the outstanding balances were obtained from five banks mentioned above with terms ranged from 6 to 12 months. These loans bear interest at prevailing lending rates in China ranging from 6.06 % to 9.18% per annum. These loans have been fully repaid during 2012.

Note (i):	During the year ended December 31, 2012, Industrial & Commercial Bank of China granted the Company six loans including:
•

A short-term loan of RMB20,000,000 ($3,181,927) . The interest thereon bear at a floating rate that is based on 120% of the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB20,000,000 ($3,181,927) was outstanding, which has been fully repaid on April 10, 2013. Borrowings under the loan agreement are secured by raw materials of Daqing Borun amount to RMB38,160,000 ($6,071,116).

•	Three short-term loans amounted of RMB60,000,000 ($9,545,780). The interest thereon is calculated based on a fixed rate of 6.00% per annum. As of December 31, 2012, an amount of RMB60,000,000 ($9,545,780) was outstanding, of which RMB15,000,000($2,386,445) will be fully repaid on October 9, 2013, RMB14,000,000($2,227,349) will be fully repaid on October 19, 2013, and RMB31,000,000($4,931,986) will be fully repaid on October 26, 2013. All borrowings under these loan agreements are guaranteed by third party guarantors.
•	Two short-term loans amounted of RMB70,000,000 ($11,136,743). The interest thereon is calculated based on a fixed rate of 5‰ per mensem. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, of which RMB60,000,000($9,545,780) will be fully repaid on May 15, 2013 and RMB10,000,000($1,590,963) will be fully repaid on May 18, 2013. Borrowings under the loan agreements are secured by RMB35,000,000 ($5,568,372) deposit at the bank and guaranteed by a third party company.

Note (ii):	During the year ended December 31, 2012, Agricultural Bank of China granted the Company nine loans including:
•	A short-term loan of RMB80,000,000($12,727,707). The interest thereon is calculated based on a fixed rate of 5‰ per mensem. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on April 28, 2013. Borrowings under the loan agreements are secured by RMB40,000,000 ($6,363,853) deposit at the bank and jointly guaranteed by a third party guarantor.
•	Eight short-term loans amounted of RMB193,200,000($30,737,412). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB193,200,000 ($30,737,412) was outstanding, these loans will be repaid from March to November 2013. All borrowings under the loan agreements are guaranteed by third party guarantors.

Note (iii):	During the year ended December 31, 2012, Longjiang Bank granted the Company two loans including:
•	A short-term loan of RMB29,000,000 ($4,613,794). The interest thereon is calculated based on a fixed rate of 8.83% per annum. As of December 31, 2012, an amount of RMB29,000,000 ($4,613,794) was outstanding, which will be fully repaid on July 16, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.
•

A short-term loan of RMB65,000,000 ($10,341,261). The interest thereon is calculated based on a fixed rate of 8.4% per annum. As of December 31, 2012, an amount of RMB65,000,000 ($10,341,261) was outstanding, which will be fully repaid on November 1, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

Note (iv):	During the year ended December 31, 2012, China Construction Bank granted the Company two loans including:
•

A short-term loan of RMB70,000,000 ($11,136,743). The interest thereon bears at a fixed rate that is based on 108% of the benchmark interest rates on the drawdown date. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, which has been fully repaid on March 27, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

•	A short-term loan of RMB80,000,000 ($12,727,707). The interest thereon is calculated based on a fixed rate of 6% per annum. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on December 24, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

Note (v):	During the year ended December 31, 2012, Agricultural Development Bank of China granted the Company five loans including:
•	A short-term loan of RMB10,000,000($1,590,963). The interest thereon is calculated based on a fixed rate of 5.6% per annum. As of December 31, 2012, an amount of RMB10,000,000($1,590,963) was outstanding, which has been fully repaid on January 17, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.
•

Two short-term loans of RMB120,000,000($19,091,560). All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable quarterly following the publishing of rate adjustments by the People's Bank of China during the term of the loan). As of December 31, 2012, an amount of RMB120,000,000 ($19,091,560) was outstanding, both of the loans will be fully repaid on September 13, 2013. Borrowings under the loan agreement are guaranteed by third party guarantor and the Chief Executive Officer Mr. Jinmiao Wang simultaneously. Pursuant to the guarantee agreements, the Company granted equity interests of Daqing Borun, security interests in its buildings and land-use rights and raw materials to the third party guarantor with total carrying values of RMB29,815,366 ($4,743,515), RMB3,674,935 ($584,669), and RMB 13,356,000 ($2,124,891), respectively.

•	A short-term loan of RMB10,000,000($1,590,963). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise). As of December 31, 2012, an amount of RMB10,000,000 ($1,590,963) was outstanding, which will be fully repaid on September 19, 2013. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying value of RMB70,739,729 ($11,254,431) and guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.
•	In December 2012, Daqing Borun entered into a loan agreement with Agricultural Development Bank of China pursuant to which Daqing Borun may borrow up to RMB 140,000,000 ($22,273,487). Daqing Borun drew down RMB10,000,000 ($1,590,963) in December 11, 2012, RMB20,000,000($3,181,927) in December 17, 2012 and RMB5,000,000($795,482) in December 26, 2012. As of December 31, 2012, Daqing Borun had RMB105,000,000 ($16,705,115) available for borrowing under such loan agreement. All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise) .Borrowings under the loan agreement are guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.

The weighted average interest rates on the bank loans for the years ended December 31, 2011 and 2012 were 6.88% and 6.53%.

These facilities contain no specific renewal terms or any requirement for the maintenance of financial covenants. The Company has traditionally and successfully negotiated the renewal of certain facilities shortly before they mature.